Document and Entity Information	Feb. 16, 2021
Cover [Abstract]
Entity Registrant Name	Petco Health & Wellness Company, Inc.
Amendment Flag	false
Entity Central Index Key	0001826470
Document Type	8-K
Document Period End Date	Feb. 16, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-39878
Entity Tax Identification Number	81-1005932
Entity Address, Address Line One	10850 Via Frontera
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92127
City Area Code	(858)
Local Phone Number	453-7845
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.001 per share
Trading Symbol	WOOF
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false